Capital Leases (Details 1) - Capital Lease Obligations [Member]	Mar. 31, 2017 USD ($)
Capital Leased Assets [Line Items]
2017	$ 825,000
2018	1,387,000
2019	1,387,000
2020	1,390,800
2021	7,602,800
Total minimum lease payments	12,592,600
Less amounts representing interest and deferred finance fees	(3,515,738)
Net minimum lease payments	$ 9,076,862